Allowance for Finance Receivable Losses - By Type And By Impairment Method (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for finance receivable losses for finance receivables:
Collectively evaluated for impairment	$ 165	$ 133
Acquired with deteriorated credit quality (purchased credit impaired finance receivables)	224	180	$ 426	$ 259
Individually evaluated for impairment (TDR finance receivables)	47	36
Allowance for finance receivable losses	$ 224	$ 180	426	259
Allowance for finance receivable losses as a percentage of finance receivables	3.42%	2.74%
Finance receivables:
Collectively evaluated for impairment	$ 6,021	$ 5,945
Net finance receivables	6,564	6,578
TDR finance receivables	151	137
Total	6,564	6,578
Receivables Acquired with Deteriorated Credit Quality
Allowance for finance receivable losses for finance receivables:
Acquired with deteriorated credit quality (purchased credit impaired finance receivables)	12	11
Allowance for finance receivable losses	12	11
Finance receivables:
Net finance receivables	392	496
Total	392	496
Personal Loans
Allowance for finance receivable losses for finance receivables:
Collectively evaluated for impairment	164	129
Acquired with deteriorated credit quality (purchased credit impaired finance receivables)	173	130	94	67
Individually evaluated for impairment (TDR finance receivables)	9	1
Allowance for finance receivable losses	$ 173	$ 130	94	67
Allowance for finance receivable losses as a percentage of finance receivables	4.01%	3.44%
Finance receivables:
Collectively evaluated for impairment	$ 4,271	$ 3,778
Net finance receivables	4,300	3,800
TDR finance receivables	29	22
Total	4,300	3,800
Personal Loans | Receivables Acquired with Deteriorated Credit Quality
Allowance for finance receivable losses for finance receivables:
Acquired with deteriorated credit quality (purchased credit impaired finance receivables)	0	0
Allowance for finance receivable losses	0	0
Finance receivables:
Net finance receivables	0	0
Total	0	0
SpringCastle Portfolio
Allowance for finance receivable losses for finance receivables:
Collectively evaluated for impairment	0	0
Acquired with deteriorated credit quality (purchased credit impaired finance receivables)	4	3	0	0
Individually evaluated for impairment (TDR finance receivables)	4	3
Allowance for finance receivable losses	$ 4	$ 3	0	0
Allowance for finance receivable losses as a percentage of finance receivables	0.25%	0.13%
Finance receivables:
Collectively evaluated for impairment	$ 1,340	$ 1,629
Net finance receivables	1,703	2,091
TDR finance receivables	13	10
Total	1,703	2,091
SpringCastle Portfolio | Receivables Acquired with Deteriorated Credit Quality
Allowance for finance receivable losses for finance receivables:
Acquired with deteriorated credit quality (purchased credit impaired finance receivables)	0	0
Allowance for finance receivable losses	0	0
Finance receivables:
Net finance receivables	350	452
Total	350	452
Real Estate Loans
Allowance for finance receivable losses for finance receivables:
Collectively evaluated for impairment	0	3
Acquired with deteriorated credit quality (purchased credit impaired finance receivables)	46	46	330	190
Individually evaluated for impairment (TDR finance receivables)	34	32
Allowance for finance receivable losses	$ 46	$ 46	330	190
Allowance for finance receivable losses as a percentage of finance receivables	8.72%	7.27%
Finance receivables:
Collectively evaluated for impairment	$ 387	$ 490
Net finance receivables	538	639
TDR finance receivables	109	105
Total	538	639
Real Estate Loans | Receivables Acquired with Deteriorated Credit Quality
Allowance for finance receivable losses for finance receivables:
Acquired with deteriorated credit quality (purchased credit impaired finance receivables)	12	11
Allowance for finance receivable losses	12	11
Finance receivables:
Net finance receivables	42	44
Total	42	44
Retail Sales Finance
Allowance for finance receivable losses for finance receivables:
Collectively evaluated for impairment	1	1
Acquired with deteriorated credit quality (purchased credit impaired finance receivables)	1	1	2	2
Individually evaluated for impairment (TDR finance receivables)	0	0
Allowance for finance receivable losses	$ 1	$ 1	$ 2	$ 2
Allowance for finance receivable losses as a percentage of finance receivables	3.46%	1.56%
Finance receivables:
Collectively evaluated for impairment	$ 23	$ 48
Net finance receivables	23	48
TDR finance receivables	0	0
Total	23	48
Retail Sales Finance | Receivables Acquired with Deteriorated Credit Quality
Allowance for finance receivable losses for finance receivables:
Acquired with deteriorated credit quality (purchased credit impaired finance receivables)	0	0
Allowance for finance receivable losses	0	0
Finance receivables:
Net finance receivables	0	0
Total	$ 0	$ 0